Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Consolidated Statements Of Comprehensive Income [Abstract]
Net income	$ 7,877	$ 8,812	$ 6,297
Other comprehensive income (loss):
Gross unrealized holding gain (loss) on securities available for sale, net of income tax of $43, ($245) and $39, respectively	26	(368)	58
Reclassification adjustment for gross realized holding (gain) on securities available for sale, net of income tax of $0, $348 and $0, respectively		(524)
Benefit plans, net of income tax of ($181), ($52) and ($32), respectively	(257)	(78)	(47)
Total other comprehensive (loss) income	(231)	(970)	11
Total comprehensive income	$ 7,646	$ 7,842	$ 6,308